SCHEDULE OF INVENTORIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw material and component parts– video solutions segment	$ 2,638,063	$ 3,044,653	$ 4,509,165
Work-in-process– video solutions segment	11,565	20,396	3,164
Finished goods – video solutions segment	3,533,839	4,623,489	6,846,091
Finished goods – entertainment segment	364,641	699,204	970,527
Subtotal	6,548,108	8,387,742	12,328,947
Reserve for excess and obsolete inventory– video solutions segment	(4,144,749)	(4,355,666)	(5,230,261)
Reserve for excess and obsolete inventory – entertainment segment	(78,241)	(186,795)	(259,280)
Total inventories	$ 2,325,118	$ 3,845,281	$ 6,839,406